COMMITMENTS AND CONTINGENCES (Details Narrative)																		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 12, 2022 USD ($)	Sep. 09, 2022 shares	Jul. 22, 2022 shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 02, 2021 USD ($)	Oct. 05, 2021 USD ($)	Oct. 02, 2021 USD ($)	Oct. 01, 2021 USD ($)	Sep. 23, 2021 USD ($)	Jul. 21, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 25, 2021 USD ($)	May 19, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 28, 2021 USD ($)	Dec. 02, 2020 USD ($)	Oct. 28, 2020 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Defined Benefit Plan Disclosure [Line Items]
Outstanding legal fees																		$ 31,215		$ 274,411	$ 552,527	$ 689,393	$ 395,901	$ 684,422
Civil penalty																					$ 0
Environmental remediation expense																							$ 17,962
Loss contingency, damages	$ 2,726,022										$ 12,000,000
Common stock, shares | shares			6,896,901								150,000,000										8,500
Cost and expenses										$ 12,000,000
Other commitments future, minimum payments																				$ 1,000,000		$ 1,000,000
Common stock par value | $ / shares				$ 0.001														$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Other commitments, percentage																						0.0999
Series Z Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares | shares		117
Preferred stock, par value | $ / shares				$ 0.001														$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Settlement Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Loss contingency, damages															$ 350,551.10
Payments to contingent consideration liability														$ 150,000.00
Consent order [Member]
Defined Benefit Plan Disclosure [Line Items]
Civil penalty				$ 14,000							$ 90,000										$ 0
Environmental remediation liabilities				22,207															$ 22,207				$ 22,207
Environmental remediation expense				$ 8,207
Consent Order One [Member]
Defined Benefit Plan Disclosure [Line Items]
Civil penalty																					14,000
Environmental remediation liabilities																		$ 22,207			$ 22,207
Sheppard Mullin [Member]
Defined Benefit Plan Disclosure [Line Items]
Outstanding legal fees																$ 487,390.73
Unpaid legal fees, disbursements and interest												$ 459,251
Sheppard Mullin [Member] | Resolution agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Loss contingency									$ 459,250.88
Resolved legal matter									Under the terms of the Resolution Agreement, the Company was required to make a $25,000 initial payment by September 30, 2021 and is required to make $15,000 monthly payments from October 2021 to January 2023 with a final $10,000 payment due in February 2023. The Company has made the October 2021 through October 2022 monthly payments
Empire Service Inc [Member] | Consent order [Member]
Defined Benefit Plan Disclosure [Line Items]
Civil penalty							$ 56,000												42,000
Environmental expense and liabilities, total								$ 71,017											$ 34,983
Environmental remediation liabilities								$ 15,017
Rother investments LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Other commitments, description																	Rother Investments seeks to collect the amount of $124,750 as of the date of the complaint with late fees continuing to accrue on a daily basis, monetary relief of over $100,000 but not more than $200,000 pursuant to Tex. R. Civ. P. 47(c)(3), court’s costs and attorney’s fees, pre-judgment and post-judgment interest, and such other relief as the court deems appropriate.
Notes payable amount																	$ 124,750
Litigation settlement amount					$ 100,000								$ 144,950
Iroquois Master Fund Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment due to administrative delay						$ 1,000,000